Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of company’s statutory income tax rate to the company’s effective income tax rate
	Year Ended December 31,
	2021	2020
Income at US Statutory Rate	21%	21%
State taxes, net of Federal benefit	8%	6%
Permanent differences	0%	(1)%
Change in fair value of warrants	2%	—%
Transaction costs	5%	—%
Stock-based compensation	(1)%	—%
Tax credits	4%	4%
Change in valuation allowance	(39)%	(30)%
	0%	0%

Schedule of company’s deferred tax assets and liabilities
	Year Ended December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss carryforwards	$18,269	$7,602
Tax credits	2,727	1,244
Stock based compensation	657	23
Accruals and reserves	1,065	23
Depreciation and amortization	56	104
Total deferred tax assets before valuation allowance	22,774	8,996
Valuation allowance	(22,774)	(8,996)
Net deferred tax assets	$—	$—